ORGANIZATION AND DESCRIPTION OF BUSINESS - Acquisition of Leaping Group Co,. Ltd. ("LGC") (Details) - USD ($) $ in Thousands	Apr. 22, 2020	Apr. 22, 2019	Jul. 31, 2020	Apr. 30, 2020
Business Acquisition [Line Items]
Shares issued as consideration (in shares)	9,940,002
Fair value of shares issued	$ 21,070
LGC
Business Acquisition [Line Items]
Equity interest held (as a percent)	51.20%
LGC
Business Acquisition [Line Items]
Equity interest acquired (as a percent)	51.20%	51.20%	51.20%	51.20%
Total consideration	$ 22,920
Cash consideration	$ 1,850
Shares issued as consideration (in shares)	9,940,002	9,940,002
Fair value of shares issued	$ 21,070	$ 21,070